Note 9. Net Operating Losses	12 Months Ended
May 31, 2013
Notes
Note 9. Net Operating Losses	NOTE 9. NET OPERATING LOSSES As of May 31, 2013, the Company has a net operating loss carry-forward of approximately $3,453,900, which will expire 20 years from the date the loss was incurred.